Average Annual Total Returns	Prospectus #1 Calvert Emerging Markets Advancement Fund MSCI Emerging Markets Index One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund MSCI Emerging Markets Index Five Years	Prospectus #1 Calvert Emerging Markets Advancement Fund MSCI Emerging Markets Index Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Calvert Emerging Markets Responsible Index One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Calvert Emerging Markets Responsible Index Five Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Calvert Emerging Markets Responsible Index Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A Five Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A Inception Date	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I Five Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I Inception Date	Prospectus #1 Calvert Emerging Markets Equity Fund MSCI Emerging Markets Index One Year	Prospectus #1 Calvert Emerging Markets Equity Fund MSCI Emerging Markets Index Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund MSCI Emerging Markets Index Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class C Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class I Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 Inception Date	Prospectus #1 Calvert International Equity Fund MSCI EAFE Index One Year	Prospectus #1 Calvert International Equity Fund MSCI EAFE Index Five Years	Prospectus #1 Calvert International Equity Fund MSCI EAFE Index Ten Years	Prospectus #1 Calvert International Equity Fund Class A One Year	Prospectus #1 Calvert International Equity Fund Class A Five Years	Prospectus #1 Calvert International Equity Fund Class A Ten Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert International Equity Fund Class C One Year	Prospectus #1 Calvert International Equity Fund Class C Five Years	Prospectus #1 Calvert International Equity Fund Class C Ten Years	Prospectus #1 Calvert International Equity Fund Class I One Year	Prospectus #1 Calvert International Equity Fund Class I Five Years	Prospectus #1 Calvert International Equity Fund Class I Ten Years	Prospectus #1 Calvert International Equity Fund Class R6 One Year	Prospectus #1 Calvert International Equity Fund Class R6 Five Years	Prospectus #1 Calvert International Equity Fund Class R6 Ten Years	Prospectus #1 Calvert International Equity Fund Class R6 Inception Date	Prospectus #1 Calvert International Opportunities Fund MSCI EAFE Index One Year	Prospectus #1 Calvert International Opportunities Fund MSCI EAFE Index Five Years	Prospectus #1 Calvert International Opportunities Fund MSCI EAFE Index Ten Years	Prospectus #1 Calvert International Opportunities Fund MSCI EAFE SMID Cap Index One Year	Prospectus #1 Calvert International Opportunities Fund MSCI EAFE SMID Cap Index Five Years	Prospectus #1 Calvert International Opportunities Fund MSCI EAFE SMID Cap Index Ten Years	Prospectus #1 Calvert International Opportunities Fund Class A One Year	Prospectus #1 Calvert International Opportunities Fund Class A Five Years	Prospectus #1 Calvert International Opportunities Fund Class A Ten Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert International Opportunities Fund Class C One Year	Prospectus #1 Calvert International Opportunities Fund Class C Five Years	Prospectus #1 Calvert International Opportunities Fund Class C Ten Years	Prospectus #1 Calvert International Opportunities Fund Class I One Year	Prospectus #1 Calvert International Opportunities Fund Class I Five Years	Prospectus #1 Calvert International Opportunities Fund Class I Ten Years	Prospectus #1 Calvert International Opportunities Fund Class R6 One Year	Prospectus #1 Calvert International Opportunities Fund Class R6 Five Years	Prospectus #1 Calvert International Opportunities Fund Class R6 Ten Years	Prospectus #1 Calvert International Opportunities Fund Class R6 Inception Date	Prospectus #2 Calvert Mid-Cap Fund Russell 3000® Index One Year	Prospectus #2 Calvert Mid-Cap Fund Russell 3000® Index Five Years	Prospectus #2 Calvert Mid-Cap Fund Russell 3000® Index Ten Years	Prospectus #2 Calvert Mid-Cap Fund Russell Midcap® Index One Year	Prospectus #2 Calvert Mid-Cap Fund Russell Midcap® Index Five Years	Prospectus #2 Calvert Mid-Cap Fund Russell Midcap® Index Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class A One Year	Prospectus #2 Calvert Mid-Cap Fund Class A Five Years	Prospectus #2 Calvert Mid-Cap Fund Class A Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class C One Year	Prospectus #2 Calvert Mid-Cap Fund Class C Five Years	Prospectus #2 Calvert Mid-Cap Fund Class C Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class I One Year	Prospectus #2 Calvert Mid-Cap Fund Class I Five Years	Prospectus #2 Calvert Mid-Cap Fund Class I Ten Years
Total	7.50%	1.70%	3.85%	6.58%	2.38%	4.45%	5.06%	2.66%	4.48%	Oct. 01, 2019	4.99%	1.96%	3.78%	3.59%	1.99%	3.42%	11.21%	4.03%	5.82%	Oct. 01, 2019	7.50%	1.70%	3.63%	0.44%	(1.38%)	3.16%	1.10%	(1.02%)	3.35%	1.11%	(0.58%)	2.80%	5.32%	(1.05%)	3.09%	6.37%	(0.06%)	4.02%	6.37%	none	4.05%	Feb. 01, 2018	3.82%	4.72%	5.19%	(4.12%)	3.33%	4.71%	(4.21%)	2.82%	4.36%	(2.08%)	2.59%	3.79%	(0.50%)	3.67%	4.64%	1.49%	4.70%	5.60%	1.51%	4.74%	5.63%	Mar. 07, 2019	3.82%	4.72%	5.19%	2.50%	2.48%	5.13%	(6.92%)	(0.17%)	4.14%	(7.60%)	(0.63%)	3.34%	(3.71%)	0.03%	3.23%	(3.39%)	0.15%	4.05%	(1.47%)	1.16%	5.02%	(1.38%)	1.24%	5.06%	Feb. 01, 2019	23.81%	13.85%	12.53%	15.34%	9.91%	9.62%	4.31%	3.64%	5.50%	3.28%	2.87%	4.26%	3.35%	2.90%	4.14%	8.27%	3.98%	5.43%	10.36%	5.02%	6.41%